Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of the amount of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets to the total of the same such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Amounts shown in Consolidated Balance Sheets:
Cash and cash equivalents	4,996,353	1,693,597	2,175,493	311,091
Restricted cash	131,794	93,515	79,424	11,357
Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	5,128,147	1,787,112	2,254,917	322,448

Schedule of Estimated Useful Life of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Schedule of Estimated Useful Life of Intangible Assets	The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Technologies	5 years
Trademarks	3-15 years
Customer relationship	5 years
Domain names	4-10 years
Database	5 years
Licensing agreements	1.75 years

Schedule of Operating Lease in its Unaudited Consolidated Balance Sheet

As of December 31, 2024 and 2025, the Company recognized the following items related to operating lease in its consolidated balance sheets.

	As of December 31,
	2024	2025
	RMB	RMB	US$
	(in thousands)
Operating lease ROU assets	98,921	62,168	8,890
Operating lease liabilities, current portion	73,610	39,207	5,607
Operating lease liabilities, non-current portion	23,103	21,544	3,079

Lease, Cost

Lease cost recognized in the Company’s consolidated statements of comprehensive income is summarized as follows:

		Year ended December 31,
		2023	2024	2025
	Classification	RMB	RMB	RMB	US$
		(in thousands)
Operating lease cost		119,484	114,311	92,926	13,288
	Cost of revenues	15,193	12,175	8,850	1,266
	Operating expenses	104,291	102,136	84,076	12,022
Cost of other leases with terms less than one year		91,815	91,446	84,895	12,140
	Cost of revenues	82,975	86,576	81,766	11,692
	Operating expenses	8,840	4,870	3,129	448

Lessee, Operating Lease, Liability, Maturity

Maturities of operating lease liabilities as of December 31, 2025 are as follows:

	Amounts
	RMB	US$
	(in thousands)
2026	40,524	5,795
2027	20,091	2,873
2028	2,274	325
Total lease payments	62,889	8,993
Less imputed interest	(2,137)	(306)
Total	60,752	8,687